Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in nonaccrual and loans past due
Nonaccrual	$ 733	$ 3,836
Loans Past Due 90 or More Days Still Accruing	471	181
Auto Direct [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	0	0
Loans Past Due 90 or More Days Still Accruing	2	0
Commercial real estate [Member] | Commercial real estate [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	421	1,168
Loans Past Due 90 or More Days Still Accruing	0	0
Commercial real estate [Member] | Construction and Land Development [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	249	1,252
Loans Past Due 90 or More Days Still Accruing	0	0
Commercial [Member] | Commercial and industrial [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	20	596
Loans Past Due 90 or More Days Still Accruing	0	0
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	43	438
Loans Past Due 90 or More Days Still Accruing	469	181
Residential real estate [Member] | Home Equity [Member]
Recorded investment in nonaccrual and loans past due
Nonaccrual	0	382
Loans Past Due 90 or More Days Still Accruing	$ 0	$ 0